Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

Cash and cash equivalents are comprised of the following:

	December 31,
	2017	2016

Cash and bank deposits	160.4	156.9
Cash equivalents
Bank Deposit Certificate - CDB	290.8	392.3
Investments funds	311.1	—

	762.3	549.2

The balances of cash and bank deposits represent amounts deposited in checking accounts with Brazilian banks.

The CDB investments are indexed to the Brazilian Interbank Deposit Certificate (“CDI”) and are repayable on demand.

Investment funds is comprised of CDB’s investments and repurchase agreements, denominated in Reais, with financial institutions (deposit certificates).

Cash equivalents investments are classified as financial assets at fair value through profit or loss.